Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	$ (1,825)	$ (1,892)	$ (4,450)	$ (5,136)
Deferred income tax related to consolidated statement of income	1,169	2,199	1,177
Deferred tax, asset	(6,805)	(6,209)
Deferred tax liabilities	4,980	4,317
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(74)	(135)
Deferred income tax related to consolidated statement of income	58	(70)	15
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	131	100
Deferred income tax related to consolidated statement of income	26	58	5
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(31)	22
Deferred income tax related to consolidated statement of income	(53)	2	(4)
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(323)	(443)
Deferred income tax related to consolidated statement of income	321	455	314
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	33	35
Deferred income tax related to consolidated statement of income	(6)	203	45
Finite useful lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(212)	(121)
Deferred income tax related to consolidated statement of income	(85)	(120)	1
Indefinite lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1,238	1,386
Deferred income tax related to consolidated statement of income	(141)	260	591
Post-employment and other non-current employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(321)	(388)
Deferred income tax related to consolidated statement of income	75	45	(2)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	44	(50)
Deferred income tax related to consolidated statement of income	94	(126)	73
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(510)	(607)
Deferred income tax related to consolidated statement of income	80	290	(96)
Employee profit sharing payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(770)	(667)
Deferred income tax related to consolidated statement of income	103	134	174
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(3,820)	(3,717)
Deferred income tax related to consolidated statement of income	(107)	1,805	1,221
Tax credits to recover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(197)	(399)
Deferred income tax related to consolidated statement of income	202	326	342
Cumulative other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(922)	(69)
Deferred income tax related to consolidated statement of income	(901)	375	(211)
Liabilities of amortization of goodwill of business acquisition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	5,394	5,322
Deferred income tax related to consolidated statement of income	72	(252)	(543)
Leases liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(80)	(75)
Deferred income tax related to consolidated statement of income	(4)	(39)	(28)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,405)	(2,086)
Deferred income tax related to consolidated statement of income	$ 1,435	$ (1,147)	$ (720)